Property, Plant and Equipment (Details) - Schedule of property, plant and equipment - Aria Energy LLC [Member] - USD ($) $ in Thousands	Sep. 14, 2021	Dec. 31, 2020
Public Utility, Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 196,279	$ 193,897
Accumulated depreciation	(132,450)	(123,138)
Net property, plant and equipment	63,829	70,759
Buildings [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property, plant and equipment	25,391	25,186
Machinery and equipment [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property, plant and equipment	167,935	166,191
Furniture and fixtures [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property, plant and equipment	1,154	1,154
Construction in progress [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 1,799	$ 1,366